Reinsurance (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for uncollectible reinsurance balances receivable on paid losses and incurred claims	$ 7.8	$ 15.7
Amount of collateral under reinsurance agreement	283.3	297.6
Paid loss recoverables in insurance recoverables	189.7	305.4
Losses and loss adjustment expenses	863.1	777.5	853.1
Net of amounts ceded to reinsurers	$ 284.6	$ 234.2	$ 374.8